Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 4,877,000	$ 3,376,000	$ 2,464,000
Interest or penalties on unrecognized tax benefits	0
Orphan Drug Credit
Operating Loss Carryforwards [Line Items]
Orphan drug credit	$ 2,900,000
Beginning Period
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2034
Beginning Period | Orphan Drug Credit
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2037
Ending Period
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2040
Ending Period | Orphan Drug Credit
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2040
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 4,100,000
Federal | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development credit carryforwards	$ 4,500,000
Federal | Beginning Period | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2035
Federal | Ending Period | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2040
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 2,300,000
State | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development credit carryforwards	$ 1,800,000
State | Beginning Period | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2030
State | Ending Period | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2035